DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2023	2022
Deferred tax asset	7,134	5,832
Deferred tax liability	(2,008)	(2,179)
Deferred tax asset, net	5,126	3,653

Summary of Change in Deferred Income Tax
The change in the deferred income tax account is as follows:

	As At December 31,
	2023	2022
Deferred tax, net at the beginning of the period	3,653	7,028
Business combination (Note 5)	—	(4,008)
Credited to the consolidated statement of comprehensive income (Note 22)	1,287	1,012
Translation differences	186	(379)
Deferred tax, net at the end of the period	5,126	3,653

Disclosure of Deferred Taxes Calculated on Temporary Differences	The balance is comprised of the following:

	As At December 31,
	2023	2022
Intangible assets - deferred tax assets	5,797	5,742
Intangible assets - deferred tax liability	(3,193)	(3,151)
Trading losses and other allowances	2,522	1,062
Net deferred tax assets	5,126	3,653